PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	June 30, 2013			December 31, 2012
		Accumulated	Net book		Accumulated	Net book
	Cost	depreciation	value	Cost	depreciation	value

Furniture and fixtures	$20,854	$(11,824)	$9,030	$20,854	$(10,334)	$10,520
Computers and equipment	28,075	(11,598)	16,477	15,171	(10,129)	5,042
Land	30,000	-	30,000	30,000	-	30,000
Site improvements	2,925,731	(1,732,742)	1,192,989	2,925,731	(1,459,137)	1,466,594
Site equipment	1,826,617	(816,864)	1,009,753	1,736,202	(653,759)	1,082,443
Vehicles	23,595	(23,595)	-	23,595	(21,236)	2,359
Building	500,000	(158,333)	341,667	500,000	(133,333)	366,667

	$5,354,872	$(2,754,956)	$2,599,916	$5,251,553	$(2,287,928)	$2,963,625

	December 30, 2012			December 31, 2011
		Accumulated	Net book		Accumulated	Net book
	Cost	depreciation	value	Cost	depreciation	value

Furniture and fixtures	$20,854	$(10,334)	$10,520	$20,854	$(7,355)	$13,499
Computers and equipment	15,171	(10,129)	5,042	45,370	(33,800)	11,570
Land	30,000	-	30,000	30,000	-	30,000
Site improvements	2,925,731	(1,459,137)	1,466,594	2,925,731	(911,898)	2,013,833
Site equipment	1,736,202	(653,759)	1,082,443	1,274,609	(388,769)	885,840
Vehicles	23,595	(21,236)	2,359	23,595	(16,517)	7,078
Building	500,000	(133,333)	366,667	500,000	(83,333)	416,667

	$5,251,553	$(2,287,928)	$2,963,625	$4,820,159	$(1,441,672)	$3,378,487